As filed with the Securities and Exchange Commission on October 15, 2010
Registration Nos. 33-22884
811-05577

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☑
Pre-Effective Amendment No.  ☐
Post-Effective Amendment No. 51  ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☑
Amendment No. 53  ☑

The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)
Registrant’s Telephone Number:
1-800-442-8299
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐   immediately upon filing pursuant to paragraph (b)
☐   on _____________ pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(i)
☐   on ____________ pursuant to paragraph (a)(i)
☑   75 days after filing pursuant to paragraph (a)(ii)
☐   on ____________ pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE GLENMEDE FUND, INC.
Prospectus
December [     ], 2010
Philadelphia International Emerging Markets Fund — Class I ([Ticker])
Philadelphia International Emerging Markets Fund — Class IV ([Ticker])
Investment Advisor
Philadelphia International Advisors LP
The Securities and Exchange Commission has not approved or disapproved the Portfolio’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION
Philadelphia International Emerging Markets Fund
Investment Objective: Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment into the Portfolio)	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.80%	0.80%
Redemption Fee (as a % of amount redeemed)	0.80%	0.80%

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class I	Class IV
Management Fees	0.65%	0.65%
Shareholder Service Fees	0.25%	0.02%
Other Expenses[1] (include administration, custody, accounting services and similar expenses)	0.39%	0.39%
Total Other Expenses[1]	0.64%	0.41%
Fee Waivers and/or Expense Reimbursements[2]	0.00%	0.00%
Total Annual Portfolio Operating Expenses	1.29%	1.06%

[1]	Other Expenses and Total Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Advisor has contractually agreed to waive a portion of its Management Fee and/or reimburse the Portfolio to the extent the Portfolio’s total annual operating expenses exceed 1.48% of the Class I’s average daily net assets or 1.25% of Class IV’s average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least December 31, 2011 and may discontinue this arrangement at any time thereafter.
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$293	$574
Class IV	$270	$504
You would pay the following expenses if you did not redeem your shares (the difference being that the Portfolio’s 0.80% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years
Class I	$210	$486
Class IV	$187	$415
Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.
Principal Investment Strategies: The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company evidencing ownership of underlying stocks issued by a foreign company. Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. A depositary receipt or participatory note for a common stock will be considered a stock for purposes of meeting

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this percentage limitation. The Advisor considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.
The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select countries and securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The Advisor assesses country attractiveness based on various factors including, but not limited to, valuation, market sentiment and economic developments to determine target country allocations. The factors and models used by the Advisor may change over time.
The Portfolio may use derivatives such as swaps, options, futures, options on futures and participatory notes to manage risk inherent in its portfolio (e.g. cash flows and currency exposure) or to meet the objectives of the Portfolio. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.
Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.
Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.
Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.
Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio’s Investments.

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Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
Smaller Company Risk: The securities of small-and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.
Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Derivative Risk: The Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The price of derivatives can be very volatile and result in losses to the Portfolio. Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
Performance Information: Because the Portfolio has not commenced operations as of the date of this prospectus, information on the Portfolio’s performance is not included in this section.
Investment Adviser: Philadelphia International Advisors LP serves as investment advisor to the Portfolio.
Portfolio Managers: The Portfolio is managed by Scott E. Decatur, Ph.D. and Nicholas C. Fedako. Mr. Decatur, Director of Quantitative Research of the Advisor, and Mr. Fedako, Quantitative Analyst, have managed the Portfolio since inception in 2010.
Purchase and Sale of Portfolio Shares: The minimum initial investment is $1,000,000 for Class I shares and $10,000,000 for Class IV shares; the minimum for subsequent investments is $1,000 for Class I shares and $1,000 for Class IV shares. Such minimum initial investment amounts may be increased, reduced or waived in some cases from time to time. The minimum initial investment requirement does not apply to investments made through an approved third-party such as securities broker or financial supermarket. These institutions may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting the Advisor by telephone or facsimile or contacting the institution or broker through which you purchased your shares.
Tax Information: The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Financial Intermediary Compensation: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask you salesperson or visit your financial intermediary’s Web site for more information.
ADDITIONAL INFORMATION ABOUT INVESTMENTS
Objective, Principal Strategies and Risks
     To help you decide whether the Portfolio is appropriate for you, this section looks more closely at the Portfolio’s investment objective, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.
     The Portfolio’s investment objective and strategy may be changed by the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) without shareholder approval.
     The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks, including dividend-paying common stocks, of companies tied economically

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to emerging markets. The Portfolio is expected to diversify its investments across companies located in a number of foreign countries.
     The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that the Portfolio employs a temporary defensive strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
Foreign Securities
     The Portfolio may purchase securities in any foreign country, developed or developing, including depositary receipts. There are substantial risks involved in investing in such securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on the Portfolio’s foreign securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in the Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
     These risks are often heightened for investments in developing or emerging markets. Developing countries may also impose restrictions on the Portfolio’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange. Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of the Portfolio’s investments. While in many other emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The Portfolio may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.
     Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent the Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.
     There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.
Derivatives
     The Portfolio may use derivatives, which are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk and to increase its return. Derivatives may include options, futures, options on futures, index, interest rate, total return or equity swaps and participatory notes.
     The use of derivative instruments by the Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk

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that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. The Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.
Portfolio Turnover
The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. High portfolio turnover may involve correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact the Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. Prior to the date of this prospectus, the Portfolio had not commenced operations and did not have a portfolio turnover rate. However, it is expected that the Portfolio’s portfolio annual turnover rate may exceed 100%.
Selection of Investments
     The Advisor evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
Other Types of Investments
     In addition to the Portfolio’s principal investment strategies, and the particular types of securities which it may select for investment described above, the Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).
     Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, the Portfolio may invest in shares of other registered investment companies, including exchange traded funds (“ETFs”). If the Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, price movement of an ETF may not track the underlying index, which may result in a loss.
     Securities Lending: In order to generate additional income, the Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Fund’s Board. The value of the securities loaned may not exceed one-third of the value of the total assets of the Portfolio (including the loan collateral). The Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.
Portfolio Holdings
     A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the SAI.
PRICE OF PORTFOLIO SHARES
     The price of each class of shares issued by the Portfolio is based on its net asset value (“NAV”) plus any applicable purchase premium. The NAV per share of each class of shares is determined as of the close of regular trading hours of the New York Stock Exchange (the “Exchange”), currently 4:00 p.m. (Eastern Time), on each day that the Exchange is open for business. The time at

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which shares are priced may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Portfolio may determine to price its shares on weekdays that the Exchange is temporarily closed due to emergency circumstances.
     Marketable equity securities are generally priced at market value. Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. When market quotations are not readily available or when events occur that make established valuation methods unreliable, the Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the Board, including through the use of valuations provided by an independent valuation service. The Portfolio’s securities may trade on days when shares of the Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).
     The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous trading days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.
     On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Board has approved the methodology utilized to provide the fair value for foreign equity securities. The Advisor reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided. The Advisor provides quarterly reports to the Board regarding its evaluation of the fair values provided by the independent valuation service.
     Valuing the Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION
OF SHARES OF THE PORTFOLIO
     The Fund may appoint one or more entities as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to the Fund’s transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.
Purchase of Shares
     The Portfolio charges a 0.80% fee on all purchases of its shares, except for shares that you purchase as a result of reinvesting dividend or capital gains distributions. Shares of the Portfolio are sold on a continuous basis at the NAV per share of such class next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent, plus the purchase premium. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. If you wish to purchase shares in the Portfolio, you should contact the Advisor by telephone or facsimile or contact your Institution. See “Purchase Premium and

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Redemption Fee” below for a discussion of the purchase premium charged by the Fund, including circumstances under which all or a portion of the purchase premium may be waived or reduced.
     The Fund reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Fund and its shareholders.
     Your Institution may charge you for purchasing or selling shares of the Portfolio.
     Purchases of the Portfolio’s shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.
Redemption of Shares
     The Portfolio charges a 0.80% fee on all redemptions of its shares, including shares redeemed due to liquidation and shares redeemed to purchase another portfolio. The redemption fee applies to all shares of the Portfolio including shares acquired by reinvestment of dividends or other distributions. The fee is withheld from redemption proceeds and is paid directly to the Portfolio. You may redeem shares of the Portfolio at any time at the NAV per share of such class next determined after the Fund’s transfer agent receives your redemption order, less the redemption fee. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, contact the Advisor by telephone or facsimile or contact your Institution. See “Purchase Premium and Redemption Fee” below for a discussion of the redemption fee charged by the Fund, including circumstances under which all or a portion of the redemption fee may be waived or reduced.
     You will ordinarily be paid your redemption proceeds within one business day, but in no event more than seven days, after the transfer agent receives your order in proper form. The Portfolio may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission.
     Redemption proceeds are normally paid in cash, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.
Purchase Premium and Redemption Fee
     The purchase premium and redemption fee are paid to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. The purchase premium and redemption fee are based on actual costs from a similarly managed portfolio and/or estimated transaction costs. The purchase premium is not charged on shares that you purchase as a result of reinvesting dividend or capital gains distributions. The Portfolio may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.
     If the Advisor determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Advisor may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when they are de minimus and/or the Advisor deems it equitable to do so.
Frequent Purchases and Redemptions of Portfolio Shares
     Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing in a non-money market portfolio may disrupt portfolio management strategies; harm the performance of the portfolio; dilute the value of portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.
     The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Fund’s shares, the Fund has established the following procedures designed to discourage market timing of the Portfolio. The Fund will enforce its policies and procedures to discourage market timing

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of the Fund’s shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolio or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.
     In an effort to deter market timing in the Portfolio, the Board has authorized the valuation of the Portfolio’s foreign equity securities based on prices provided by an independent valuation service when there has been movement in the U.S. securities markets by a certain amount from the previous trading day’s closing level and other criteria have been met.
     Shares of the Portfolio may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, the Advisor periodically reviews trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in the Advisor’s judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by the Advisor. If this information shows that an investor’s trading activity suggests market timing, the Advisor will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolio using criteria that may differ from the criteria established by the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, the Advisor will determine what action to take, including terminating the relationship with the financial intermediary.
Multiple Class Structure
     The Portfolio currently offers two classes of shares: Class I and Class IV. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: Class I charges a ..25% fee and has a $1,000,000 minimum initial investment, and Class IV charges a .02% fee and has a $10,000,000 minimum initial investment. The minimum initial investment amounts may be increased, reduced or waived in some cases from time to time. Although, shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
DIVIDENDS AND DISTRIBUTIONS
     The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.
     The Portfolio normally distributes any realized net capital gains at least once a year.
     Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder. No purchase premium is charged on reinvested dividends and distributions.
ADDITIONAL INFORMATION ABOUT TAXES
     The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.
Distributions
     The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income.

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     Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.
     Subject to the sunset provision noted at the end of this discussion of tax considerations, distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of the Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.
     Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
     It is expected that the Portfolio will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Portfolio may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.
     A relatively small portion of distributions paid by the Portfolio to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. Only the portions of Portfolio dividends that are attributable to dividends the Portfolio receives from U.S. companies may qualify for this dividend-received deduction. The amount of the dividends qualifying for this deduction may also be reduced as a result of the Portfolio’s securities lending activities, if any.
     If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Sales and Exchanges
     You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)
     Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans
     The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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Backup Withholding
     The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or whom the Internal Revenue Service has identified as subject to withholding because of their failure to report their taxable interest or dividend income, or who have failed to certify to the Portfolio when required to do so that they are not subject to backup withholding or that they are “exempt recipients.” The current withholding rate is 28%.
U.S. Tax Treatment of Foreign Shareholders
     For nonresident aliens, foreign corporations and other foreign investors, Portfolio distributions attributable to net long-term capital gains of the Portfolio will generally be exempt from U.S. tax, but all other Portfolio distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
     Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Portfolio.
     Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Portfolio is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.
     All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.
State and Local Taxes
     You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions
     Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate are currently scheduled to sunset after 2010. In addition, after 2010, the top bracket for ordinary income will increase to 39.6%. Beginning in 2013, taxpayers with income of $200,000 or more for individuals or $250,000 or more for joint filers will be subject to an additional tax of 3.8% on investment income, including income derived by a shareholder through his or her investment in the Portfolio.
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIO
Investment Advisor
     Philadelphia International Advisors LP, with principal offices at 1650 Market Street, Suite 1400, Philadelphia, PA 19103, serves as investment advisor to the Portfolio. The Advisor, a limited partnership founded in 2001, in which The Glenmede Trust Company, N.A. (“Glenmede Trust”) is a limited partner, was formed to provide investment advisory services related to international equity investments. As of November 30, 2010, the Advisor had approximately [$6.67] billion of assets under management.
     Under an Investment Advisory Agreement with the Fund, the Advisor, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the Portfolio’s assets. It is the responsibility of the Advisor to make investment decisions for the Portfolio and to place the Portfolio’s purchase and sale orders.

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     The Portfolio pays management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.65% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Philadelphia International Emerging Markets Fund’s annual total operating expenses do not exceed 1.48% for Class I’s average daily net assets and 1.25% of Class IV’s average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least December 31, 2011. Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.
     A discussion regarding the Board’s basis for approving the Investment Advisory Agreement will be available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.
     The Advisor may pay additional compensation from time to time, out of its assets, and not as an additional charge to the Portfolio, to selected Institutions that provide services to its customers who are beneficial owners of the Portfolio and other persons in connection with servicing and/or selling of Portfolio shares and other accounts managed by the Advisor.
     Scott E. Decatur, Ph.D. and Nicholas C. Fedako are the managers of the Portfolio. Mr. Decatur is the Director of Quantitative Research and Partner of the Advisor and has been managing the Portfolio since inception. Mr. Decatur has been employed by the Advisor since 2004. Prior to that time, Mr. Decatur spent two years at Delaware Investments where he was a member of the Structured Products Group and served as Director of Quantitative Equity Research. Mr. Decatur also spent five years with Grantham, Mayo, van Otterloo & Co. as a Quantitative Investment Analyst, focusing on emerging markets.
     Mr. Fedako is a Quantitative Analyst and Partner of the Advisor and works closely with Scott Decatur. Mr. Fedako has been employed by the Advisor since 2000.
     The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.
GENERAL INFORMATION
     If you have any questions regarding the Portfolio, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS
     Financial Highlights for the Portfolio are not presented as the Portfolio had not commenced operations as of the date of this prospectus.

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Where to find more information
More Portfolio information is available to you upon request and without charge:
Annual and Semi-Annual Report
The Annual and Semi-Annual Reports provide additional information about the Portfolio’s investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI includes additional information about the Portfolio’s investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).
You can get free copies of the Portfolio’s Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are not available on or through the Fund’s website because the Fund does not currently have an internet website. You may also request other information about the Portfolio, and make inquiries.

Write to:	The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116

By phone:	1-800-442-8299
Information about the Portfolio (including the Portfolio’s SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.
The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577
The third party marks appearing above are the marks of their respective owners.

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SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE GLENMEDE FUND, INC.
Prospectus
December [     ], 2010
Philadelphia International Small Cap Fund — Class I ([Ticker])
Philadelphia International Small Cap Fund — Class IV ([Ticker])
Investment Advisor
Philadelphia International Advisors LP
The Securities and Exchange Commission has not approved or disapproved the Portfolio’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION
Philadelphia International Small Cap Fund
Investment Objective: Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment into the Portfolio)	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.50%	0.50%
Redemption Fee (as a % of amount redeemed)	0.50%	0.50%

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class I	Class IV
Management Fees	0.60%	0.60%
Shareholder Service Fees	0.25%	0.02%
Other Expenses[1] (include administration, custody, accounting services and similar expenses)	0.32%	0.32%
Total Other Expenses[1]	0.57%	0.34%
Fee Waivers and/or Expense Reimbursements[2]	0.00%	0.00%
Total Annual Portfolio Operating Expenses	1.17%	0.94%

[1]	Other Expenses and Total Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Advisor has contractually agreed to waive a portion of its Management Fee and/or reimburse the Portfolio to the extent the Portfolio’s total annual operating expenses exceed 1.33% of Class I’s average daily net assets or 1.10% of Class IV’s average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least December 31, 2011 and may discontinue this arrangement at any time thereafter.
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$220	$475
Class IV	$197	$404
You would pay the following expenses if you did not redeem your shares (the difference being that the Portfolio’s 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years
Class I	$169	$420
Class IV	$145	$348
Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.
Principal Investment Strategies: The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company evidencing ownership of underlying stocks issued by a foreign company. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. A depositary receipt or participatory note for a common stock will be considered a stock for purposes of meeting this percentage limitation. The Advisor considers small cap companies to include companies with market

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capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. That capitalization range was $36 million to $3.3 billion as of May 31, 2010.
The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select equity securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The factors and models used by the Advisor may change over time.
The Portfolio may use derivatives such as swaps, options, futures, options on futures and participatory notes to manage risk inherent in its portfolio (e.g. cash flows and currency exposure) or to meet the objectives of the Portfolio. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.
Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.
Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.
Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.
Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio’s Investments.
Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

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Smaller Company Risk: The securities of small-and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.
Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Derivative Risk: The Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The price of derivatives can be very volatile and result in losses to the Portfolio. Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
Performance Information: Because the Portfolio has not commenced operations as of the date of this prospectus, information on the Portfolio’s performance is not included in this section.
Investment Adviser: Philadelphia International Advisors LP serves as investment advisor to the Portfolio.
Portfolio Managers: The Portfolio is managed by Scott E. Decatur, Ph.D and Nicholas C. Fedako. Mr. Decatur, Director of Quantitative Research of the Advisor, and Mr. Fedako, Quantitative Analyst, have managed the Portfolio since inception in 2010.
Purchase and Sale of Portfolio Shares: The minimum initial investment is $1,000,000 for Class I shares and $10,000,000 for Class IV shares; the minimum for subsequent investments is $1,000 for Class I shares and $1,000 for Class IV shares. Such minimum initial investment amounts may be increased, reduced or waived in some cases from time to time. The minimum initial investment requirement does not apply to investments made through an approved third-party such as securities broker or financial supermarket. These institutions may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting the Advisor by telephone or facsimile or contacting the institution or broker through which you purchased your shares.
Tax Information: The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Financial Intermediary Compensation: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask you salesperson or visit your financial intermediary’s Web site for more information.
ADDITIONAL INFORMATION ABOUT INVESTMENTS
Objective, Principal Strategies and Risks
     To help you decide whether the Portfolio is appropriate for you, this section looks more closely at the Portfolio’s investment objective, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.
     The Portfolio’s investment objective and strategy may be changed by the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) without shareholder approval.
     The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of small cap companies located outside the United States. The Portfolio is expected to diversify its investments across companies located in a number of foreign countries.

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     The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that the Portfolio employs a temporary defensive strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
Foreign Securities
     The Portfolio may purchase securities in any foreign country, developed or developing, including depositary receipts. There are substantial risks involved in investing in such securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on the Portfolio’s foreign securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in the Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
     These risks are often heightened for investments in developing or emerging markets. Developing countries may also impose restrictions on the Portfolio’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange. Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of the Portfolio’s investments. While in many other emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The Portfolio may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.
     Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent the Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.
     There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.
Derivatives
     The Portfolio may use derivatives, which are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk and to increase its return. Derivatives may include options, futures, options on futures, index, interest rate, total return or equity swaps and participatory notes.
     The use of derivative instruments by the Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities

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prices, interest rates or credit events. The Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.
Portfolio Turnover
     The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. High portfolio turnover may involve correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact the Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. Prior to the date of this prospectus, the Portfolio had not commenced operations and did not have a portfolio turnover rate. However, it is expected that the Portfolio’s annual portfolio turnover rate may exceed 100%.
Selection of Investments
     The Advisor evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
Other Types of Investments
     In addition to the Portfolio’s principal investment strategies, and the particular types of securities which it may select for investment described above, the Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).
     Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, the Portfolio may invest in shares of other registered investment companies, including exchange traded funds (“ETFs”). If the Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, price movement of an ETF may not track the underlying index, which may result in a loss.
     Securities Lending: In order to generate additional income, the Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Fund’s Board. The value of the securities loaned may not exceed one-third of the value of the total assets of the Portfolio (including the loan collateral). The Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.
Portfolio Holdings
     A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the SAI.
PRICE OF PORTFOLIO SHARES
     The price of each class of shares issued by the Portfolio is based on its net asset value (“NAV”) plus any applicable purchase premium. The NAV per share of each class of shares is determined as of the close of regular trading hours of the New York Stock Exchange (the “Exchange”), currently 4:00 p.m. (Eastern Time), on each day that the Exchange is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Portfolio may determine to price its shares on weekdays that the Exchange is temporarily closed due to emergency circumstances.

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     Marketable equity securities are generally priced at market value. Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. When market quotations are not readily available or when events occur that make established valuation methods unreliable, the Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the Board, including through the use of valuations provided by an independent valuation service. The Portfolio’s securities may trade on days when shares of the Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).
     The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous trading days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.
     On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Board has approved the methodology utilized to provide the fair value for foreign equity securities. The Advisor reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided. The Advisor provides quarterly reports to the Board regarding its evaluation of the fair values provided by the independent valuation service.
     Valuing the Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION
OF SHARES OF THE PORTFOLIO
     The Fund may appoint one or more entities as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to the Fund’s transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.
Purchase of Shares
     The Portfolio charges a 0.50% fee on all purchases of its shares, except for shares that you purchase as a result of reinvesting dividend or capital gains distributions. Shares of the Portfolio are sold on a continuous basis at the NAV per share of such class next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent, plus the purchase premium. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. If you wish to purchase shares in the Portfolio, you should contact the Advisor by telephone or facsimile or contact your Institution. See “Purchase Premium and Redemption Fee” below for a discussion of the purchase premium charged by the Fund, including circumstances under which all or a portion of the purchase premium may be waived or reduced.

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     The Fund reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Fund and its shareholders.
     Your Institution may charge you for purchasing or selling shares of the Portfolio.
     Purchases of the Portfolio’s shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.
Redemption of Shares
     The Portfolio charges a 0.50% fee on all redemptions of its shares, including shares redeemed due to liquidation and shares redeemed to purchase another portfolio. The redemption fee applies to all shares of the Portfolio, including shares acquired by reinvestment of dividends or other distributions. The fee is withheld from redemption proceeds and is paid directly to the Portfolio. You may redeem shares of the Portfolio at any time at the NAV per share of such class next determined after the Fund’s transfer agent receives your redemption order, less the redemption fee. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, contact the Advisor by telephone or facsimile or contact your Institution. See “Purchase Premium and Redemption Fee” below for a discussion of the redemption fee charged by the Fund, including circumstances under which all or a portion of the redemption fee may be waived or reduced.
     You will ordinarily be paid your redemption proceeds within one business day, but in no event more than seven days, after the transfer agent receives your order in proper form. The Portfolio may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission.
     Redemption proceeds are normally paid in cash, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.
Purchase Premium and Redemption Fee
     The purchase premium and redemption fee are paid to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. The purchase premium and redemption fee are based on actual costs from a similarly managed portfolio and/or estimated transaction costs. The purchase premium is not charged on shares that you purchase as a result of reinvesting dividend or capital gains distributions. The Portfolio may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.
     If the Advisor determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Advisor may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when they are de minimus and/or the Advisor deems it equitable to do so.
Frequent Purchases and Redemptions of Portfolio Shares
     Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing in a non-money market portfolio may disrupt portfolio management strategies; harm the performance of the portfolio; dilute the value of portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.
     The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Fund’s shares, the Fund has established the following procedures designed to discourage market timing of the Portfolio. The Fund will enforce its policies and procedures to discourage market timing of the Fund’s shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolio or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

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     In an effort to deter market timing in the Portfolio, the Board has authorized the valuation of the Portfolio’s foreign equity securities based on prices provided by an independent valuation service when there has been movement in the U.S. securities markets by a certain amount from the previous trading day’s closing level and other criteria have been met.
     Shares of the Portfolio may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, the Advisor periodically reviews trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in the Advisor’s judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by the Advisor. If this information shows that an investor’s trading activity suggests market timing, the Advisor will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolio using criteria that may differ from the criteria established by the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, the Advisor will determine what action to take, including terminating the relationship with the financial intermediary.
Multiple Class Structure
     The Portfolio currently offers two classes of shares: Class I and Class IV. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: Class I charges a .25% fee and has a $1,000,000 minimum initial investment, and Class IV charges a .02% fee and has a $10,000,000 minimum initial investment. The minimum initial investment amounts may be increased, reduced or waived in some cases from time to time. Although, shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
DIVIDENDS AND DISTRIBUTIONS
     The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.
     The Portfolio normally distributes any realized net capital gains at least once a year.
     Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder. No purchase premium is charged on reinvested dividends and distributions.
ADDITIONAL INFORMATION ABOUT TAXES
     The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.
Distributions
     The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income.
     Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

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     Subject to the sunset provision noted at the end of this discussion of tax considerations, distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of the Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.
     Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
     It is expected that the Portfolio will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Portfolio may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.
     A relatively small portion of distributions paid by the Portfolio to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. Only the portions of Portfolio dividends that are attributable to dividends the Portfolio receives from U.S. companies may qualify for this dividend-received deduction. The amount of the dividends qualifying for this deduction may also be reduced as a result of the Portfolio’s securities lending activities, if any.
     If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

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Sales and Exchanges
     You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)
     Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans
     The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.
Backup Withholding
     The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or whom the Internal Revenue Service has identified as subject to withholding because of their failure to report their return payments of taxable interest or dividend income, or who have failed to certify to the Portfolio when required to do so that they are not subject to backup withholding or that they are “exempt recipients.” The current withholding rate is 28%.
U.S. Tax Treatment of Foreign Shareholders
     For nonresident aliens, foreign corporations and other foreign investors, Portfolio distributions attributable to net long-term capital gains of the Portfolio will generally be exempt from U.S. tax, but all other Portfolio distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
     Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Portfolio.
     Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Portfolio is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.
     All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.
State and Local Taxes
     You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions
     Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate are currently scheduled to sunset after 2010. In addition, after 2010, the top bracket for ordinary income will increase to 39.6%. Beginning in 2013, taxpayers with income of $200,000 or more for individuals or

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$250,000 or more for joint filers will be subject to an additional tax of 3.8% on investment income, including income derived by a shareholder through his or her investment in the Portfolio.
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIO
Investment Advisor
     Philadelphia International Advisors LP, with principal offices at 1650 Market Street, Suite 1400, Philadelphia, PA 19103, serves as investment advisor to the Portfolio. The Advisor, a limited partnership founded in 2001, in which The Glenmede Trust Company, N.A. (“Glenmede Trust”) is a limited partner, was formed to provide investment advisory services related to international equity investments. As of November 30, 2010, the Advisor had approximately $[6.67] billion of assets under management.
     Under an Investment Advisory Agreement with the Fund, the Advisor, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the Portfolio’s assets. It is the responsibility of the Advisor to make investment decisions for the Portfolio and to place the Portfolio’s purchase and sale orders.
     The Portfolio pays management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.60% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Philadelphia International Small Cap Fund’s annual total operating expenses do not exceed 1.33% for Class I’s average daily net assets and 1.10% of Class IV’s of average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least December 31, 2011. Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions
     A discussion regarding the Board’s basis for approving the Investment Advisory Agreement will be available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.
     The Advisor may pay additional compensation from time to time, out of its assets, and not as an additional charge to the Portfolio, to selected Institutions that provide services to its customers who are beneficial owners of the Portfolio and other persons in connection with servicing and/or selling of Portfolio shares and other accounts managed by the Advisor.
     Scott E. Decatur, Ph.D. and Nicholas C. Fedako are the managers of the Portfolio. Mr. Decatur is the Director of Quantitative Research and Partner of the Advisor and has been managing the Portfolio since inception. Mr. Decatur has been employed by the Advisor since 2004. Prior to that time, Mr. Decatur spent two years at Delaware Investments where he was a member of the Structured Products Group and served as Director of Quantitative Equity Research. Mr. Dectur also spent five years with Grantham, Mayo, van Otterloo & Co. as a Quantitative Investment Analyst, focusing on emerging markets.
     Mr. Fedako is a Quantitative Analyst and Partner of the Advisor and works closely with Scott Decatur. Mr. Fedako has been employed by the Advisor since 2000.
     The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.
Advisor Prior Performance Information
     The table below sets forth the average annual returns of all separate accounts (referred to in the aggregate as the “International Small Cap Composite”) managed by the portfolio manager. All of the accounts comprising the International Small Cap Composite have investment goals, policies and restrictions the Advisor believes are substantially similar to the Portfolio, and have been managed in substantially the same way that the Portfolio is to be managed by the Advisor. The International Small Cap Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the Portfolio is subject to, which had they applied might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the International Small Cap Composite, but the Advisor believes differences do not alter the conclusion that the Portfolio and the International Small Cap Composite are substantially similar.

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     The data is provided to illustrate the past performance of the portfolio managers in managing a substantially similar account and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.
     All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of Class I, which are estimates and are listed in the Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the International Small Cap Composite performance was calculated using Global Investment Performance Standards (GIPS™). This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.
Annual Total Returns for the periods ended September 30, 2010

	1 year	Since May 1, 2008
International Small Cap Composite*	9.03%	-7.75%
MSCI EAFE Small Cap Index[1]	8.04%	-4.93%
S&P 500 Index[2]	10.16%	-5.53%

*	The International Small Cap Composite was created on May 1, 2008. It has been managed by the current portfolio managers since May 1, 2008. As of the date of this Prospectus, there are fewer than five accounts in the International Small Cap Composite.

[1]	The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of small cap companies in developed markets across Europe, Australaisia, and the Far East. The Index is unmanaged, and investors cannot invest directly in the Index.

[2]	The S&P 500® Stock Index is a market capitalization weighted index comprised of 500 widely held common stocks listed on the New York Stock Exchange and NASDAQ®. The Index is unmanaged, and investors cannot invest directly in the Index.
GENERAL INFORMATION
     If you have any questions regarding the Portfolio, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS
     Financial Highlights for the Portfolio are not presented as the Portfolio had not commenced operations as of the date of this prospectus.

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Where to find more information
More Portfolio information is available to you upon request and without charge:
Annual and Semi-Annual Report
The Annual and Semi-Annual Reports provide additional information about the Portfolio’s investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI includes additional information about the Portfolio’s investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).
You can get free copies of the Portfolio’s Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are not available on or through the Fund’s website because the Fund does not currently have an internet website. You may also request other information about the Portfolio, and make inquiries.

Write to:	The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116

By phone:	1-800-442-8299
Information about the Portfolio (including the Portfolio’s SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.
The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577
The third party marks appearing above are the marks of their respective owners.

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THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
THE GLENMEDE FUND, INC.
PHILADELPHIA INTERNATIONAL SMALL CAP FUND — Class I
PHILADELPHIA INTERNATIONAL SMALL CAP FUND — Class IV
PHILADELPHIA INTERNATIONAL EMERGING MARKETS FUND — Class I
PHILADELPHIA INTERNATIONAL EMERGING MARKETS FUND — Class IV
(800) 442-8299
STATEMENT OF ADDITIONAL INFORMATION
December [   ], 2010
          This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund” or “Fund”) Prospectuses dated December 31, 2010, as amended or supplemented from time to time (the “Prospectuses”). This SAI is for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund (each a “Portfolio, collectively the “Portfolios”). No investment in shares of the Portfolios should be made without first reading the Prospectus of each Portfolio. This SAI is incorporated by reference in its entirety into each Prospectus. A copy of the Portfolios’ Prospectuses and the Fund’s Annual Report, are available without charge, upon request, by calling the Fund at the above telephone number.
          Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Fund’s Prospectuses.

THE FUND
     The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors the (“Board”) to issue 3,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of the following sixteen Portfolios, of which, the Philadelphia International Small Cap Fund (Class I and Class IV) and the Philadelphia International Emerging Markets Fund (Class I and Class IV) are described herein: Core Fixed Income Portfolio, Government Cash Portfolio, International Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Fund, Secured Options Portfolio, Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Tax-Exempt Cash Portfolio, Total Market Portfolio, U.S. Emerging Growth Portfolio, Philadelphia International Small Cap Fund (Class I and Class IV) and Philadelphia International Emerging Markets Fund (Class I and Class IV).
     The Glenmede Fund is an open-end, management investment company. The Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund are diversified Portfolios of the Glenmede Fund.

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INVESTMENT STRATEGIES AND RISKS
     The following investment strategies supplement those set forth in each Portfolio’s Prospectus. Unless specified below and except as described under “Investment Limitations”, the following investment strategies are not fundamental and the Fund’s Board may change such strategies without shareholder approval.
Philadelphia International Small Cap Fund
     Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity stocks of small cap companies located outside the U.S. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company and participatory notes evidencing ownership of underlying stocks issued by a foreign company. The Advisor considers small cap companies to include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. However, if warranted in the judgment of the Portfolio’s advisor, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.
     The Portfolio may also enter into forward currency exchange contracts only to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it may not enter into such contracts for speculative purposes. The Portfolio may also use derivatives such as swaps, options, futures, options on futures and participatory notes to manage risk inherent in its portfolio (e.g., cash flows and currency exposure).
Philadelphia International Emerging Markets Fund
     Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in stocks of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company and participatory notes evidencing ownership of underlying stocks issued by a foreign company. Emerging markets include all markets that are not considered to be developed markets by the MSCI World Index. The securities which the Portfolio may purchase include the following: common stocks of companies located outside the U.S.; shares of closed-end investment companies which invest chiefly in the shares of companies located outside the U.S. (such shares will be purchased by the Portfolio within the limits prescribed by the 1940 Act); and U.S. or foreign securities convertible into foreign common stock.
     The Portfolio intends to remain, for the most part, fully invested in equity securities of companies located outside of the United States. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market

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securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.
     The Portfolio may also enter into forward currency exchange contracts only to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it may not enter into such contracts for speculative purposes. The Portfolio may also use derivatives such as swaps, options, futures, options on futures and participatory notes to manage risk inherent in its portfolio (e.g., cash flows and currency exposure).
COMMON INVESTMENT POLICIES AND RISKS
Borrowing
     As a temporary measure for extraordinary or emergency purposes, the Portfolios may borrow money from banks in amounts not exceeding one-third of total assets. However, the Portfolios will not borrow money for speculative purposes. If the market value of the Portfolios’ securities should decline, the Portfolios may experience difficulty in repaying the borrowing.
     As required by the 1940 Act, the Portfolios must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Portfolios’ assets should fail to meet this 300% coverage test, the Portfolios, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with derivative transactions such as futures and swaps are not subject to this limitation. Each Portfolio is authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings.
Credit Risks
     Because the Portfolios may invest in fixed-income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.
     Ratings published by nationally recognized statistical rating organizations are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.
Depositary Receipts
     The Portfolios may purchase certain sponsored or unsponsored depositary receipts. In sponsored programs, an issuer makes arrangements to have its securities traded in the form of depositary receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

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     The Portfolios may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs that the Portfolios invest in may be listed on a national securities exchange or may be traded in the over-the-counter market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. GDRs are depositary receipts where the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.
     Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in ADRs and GDRs, involve risks similar to those accompanying direct investments in foreign securities. The Portfolios may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.
Derivative Instruments
     In the course of pursuing its investment strategies, the Portfolios may invest in other derivative instruments. Derivatives may be used in a variety of ways to meet the objectives of the Advisor. In addition to options, futures contracts, options on futures contracts, forward contracts, swaps and participatory notes are examples of other types of derivative instruments. Futures and options are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
     The use of certain derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission. The Glenmede Fund, on behalf of the Portfolios, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, is not subject to registration or regulation as a commodity pool operator under that Act with respect to the Portfolio.
Exchange-Traded Funds
     The Portfolios may invest in shares of registered open-end or closed-end investment companies, including exchange-traded funds (“ETFs”). Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolios may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the ETF’s portfolio at times when the Portfolios may not be able to buy those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolios’ purchase of ETF shares generally are subject to the percentage limitations and risks

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described below under “Investment Company Securities.”
     An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open-end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolios could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their net asset value; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Foreign Securities
     General. The Portfolios invest in foreign securities. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.
     Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned. The inability of a Portfolio to make intended security purchases due to these and other settlement problems could cause such Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.
     Although the Portfolios invest in securities primarily denominated in foreign currencies, the Portfolios value their securities and other assets in U.S. dollars. As a result, the net asset value (“NAV”) of the Portfolios’ shares may fluctuate with U.S. dollar exchange rates as well as with price changes of a Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolios make their investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolios’ securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolios’ securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolios are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.
     Emerging Countries. The Philadelphia International Emerging Markets Fund will, and the Philadelphia International Small Cap Fund may, invest in emerging market countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be

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subject to interpretation or changes without prior notice to investors than more developed countries. Developing countries may impose restrictions on a Portfolio’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolios.
     Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.
     Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Fund’s income from investments in securities or debt instruments of emerging country issuers.
     Lastly, governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the            future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.
     Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.
Forward Foreign Exchange Contracts
     The Portfolios may enter into forward foreign exchange contracts, but such contracts may not be used for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”) such as the New York Mercantile Exchange. The Portfolios would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as permitted by regulations which permit principals of an investment company registered under the Commodity Exchange Act to engage in such transactions without registering or being regulated as commodity pool operators.
     Forward foreign currency exchange contracts allow a Portfolio to hedge the currency risk of portfolio securities

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denominated in a foreign currency. This method of protecting the value of a Portfolio’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Additionally, investments in foreign currency exchange contracts involve other risks similar to those accompanying direct investments in foreign securities.
     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.
     At the maturity of a forward contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.
Fixed Income Securities
     The Portfolios may invest in fixed-income securities. Fixed Income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.
     Fixed Income securities are also subject to “interest rate risk.” Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.
     Ratings published by nationally recognized statistical rating organizations are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.
Illiquid Securities
     The Portfolios will not invest more than 15% of their respective net assets in securities that are illiquid. These securities are subject to the risk that should a Portfolio need to dispose of such securities, there may not be a ready market or the Portfolio may have to sell such securities at an undesirable price. Illiquid securities include securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund’s books (including repurchase agreements in excess of seven days).
Initial Public Offerings
     An initial public offering (“IPO”) is a company’s first offering of stock to the public. The Portfolios also may invest in IPOs.
     An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited

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information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
     When the Portfolios’ asset base is small, a significant portion of the Portfolios’ performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolios. As the Portfolios’ assets grow, the effect of the Portfolios’ investments in IPOs on the Portfolios’ performance probably will decline, which could reduce the Portfolios’ performance. Because of the price volatility of IPO shares, each Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolios, such as commissions and transaction costs. By selling IPO shares, the Portfolios may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Portfolios will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Portfolios to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
     The Portfolios’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.
Investment Company Securities
     The Portfolios may invest in securities issued by other open-end or closed-end investment companies, including ETFs. The Portfolios may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, the Portfolios’ investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolios’ total assets with respect to any one investment company; and (iii) 10% of the Portfolios’ total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits the Portfolios to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another investment company, the Portfolios would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolios bears directly in connection with its own operations. Furthermore, the investment company securities in which each Portfolio invests may decline in value.
Participatory Notes
     Each Portfolio may invest participatory notes (commonly known as “P-notes”, but may be called different names by issuers). In a typical transaction, the Portfolio would buy a P-note from a bank or broker-dealer (“counterparty”) that would entitle the Portfolio to a return measured by the change in value of an identified underlying security. The purchase price of the P-note is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the P-note expires or the Portfolio exercises the P-note and closes its position, the Portfolio receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).
     The price, performance and liquidity of the P-note are all linked directly to the underlying security. The Portfolio’s ability to redeem or exercise a P-note generally is dependent on the liquidity in the local trading market for the security

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underlying the P-note. P-notes are typically privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). Pursuant to Rule 144A under the 1933 Act, P-notes are eligible for purchase or sale to certain qualified institutional buyers.
     There are risks associated with P-notes. When the Portfolio invests in a P-note, it bears the full counterparty risk with respect to the issuing counterparty. Counterparty risk is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Portfolio the amount owed under the P-note. A P-note is a general unsecured contractual obligation of the issuing counterparty. The Portfolio has no rights under a P-note against the issuer of the securities underlying the P-note and so is dependent on the creditworthiness of the counterparty. The Portfolio attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. P-notes also may have a longer settlement period than the underlying shares and during that time the Portfolio’s assets could not be deployed elsewhere. The issuers of P-notes may be deemed to be brokers, dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Portfolio’s investment in P-notes issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.
     For purposes of a Portfolio’s investment policies, the Portfolio looks through the P-note to the issuer of the underlying security. Thus, a P-note representing ownership of common stock will be treated as common stock.
Purchasing Options
     The Portfolios may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option entitles a Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Portfolio will ordinarily realize a gain if, during the option period, the value of such securities exceeds the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio will realize either no gain or a loss on the purchase of the call option.
     A Portfolio will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio or in securities in which it may invest. The purchase of a put option entitles a Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of puts is designed to offset or hedge against a decline in the market value of a Portfolio’s securities. Put options may also be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Portfolio will ordinarily realize a gain if, during the option period, the value of the underlying securities decreases below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Portfolio will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options will tend to be offset by countervailing changes in the value of the underlying portfolio securities.
     A Portfolio will purchase put and call options on securities indices for the same purposes as it will purchase options on individual securities.
Writing Covered Options
     The Portfolios may write covered call and put options on any securities in which it may invest. A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio will be covered, which means that the Portfolio will own the securities subject to the option as long as the option is outstanding or the Portfolio will use the other methods described below. A Portfolio’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Portfolio foregoes the opportunity to profit from an increase in the market price of the underlying security that exceeds the exercise price of the call option.
     A put option written by a Portfolio obligates the Portfolio to purchase specified securities from the option holder at a

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specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio will be covered, which means that the Portfolio will segregate cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, the Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
     Call and put options written by a Portfolio will also be considered to be covered to the extent that the Portfolio’s liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Portfolio.
     In addition, a written call option or put option may be covered by segregating cash or liquid assets, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the Portfolio’s net exposure on its written option position.
     A Portfolio may also write covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.
     A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration segregated by the Portfolio) upon conversion or exchange of other securities in its portfolio. A Portfolio may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.
     The Portfolio may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Repurchase Agreements
     Each Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its advisor. Under normal circumstances, however, the Portfolios will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the particular Portfolio to be subject to repurchase agreements. The Portfolios will generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes.
     In effect, by entering into a repurchase agreement, the Portfolios are lending their funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.
     In a repurchase agreement, the Portfolios purchase a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by each Portfolio at not less than the agreed upon repurchase price.
     If the seller defaults on its repurchase obligation, the Portfolios holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price

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(including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by each Portfolio might be delayed pending court action.
     Repurchase agreements that do not provide for payment to the Portfolios within seven days after notice without taking a reduced price are considered illiquid securities.
Securities Lending
     The Portfolios may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolios attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolios. The Portfolios may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Portfolios’ Advisor in making decisions with respect to the lending of securities, subject to review by the Fund’s Board.
     When lending portfolio securities, the securities may not be available to the Portfolios on a timely basis. Therefore, the Portfolios may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. The Portfolios may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolios may, from time to time, pay negotiated fees in connection with the lending of securities. State Street Bank and Trust Company (“State Street”) serves as the Funds’ securities lending agent. For these services, the lending agent receives a fee based on the income earned on the Portfolios’ investment of cash received as collateral for the loaned securities, a portion of any loan premium paid by the borrower, and reimbursement of expenses advanced as a result of the Portfolios’ securities lending activities, if any.
     The lending agent may, on behalf of the Portfolios, invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments. These investments may include mutual funds, with respect to which State Street and/or its affiliates provide investment management or advisory, trust, custody, transfer agency, shareholder servicing and/or other services for which they are compensated.

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Swaps
     Each Portfolio may enter into swaps for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or “swapped” between the parties are generally calculated with respect to a ''notional amount,’’ for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.
     Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Portfolio’s accrued obligation under the swap.
     As an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other SEC- or staff-approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that are not contractually required to cash settle, for example, the Portfolio must set aside cash or other liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that are contractually required to cash settle, however, the Portfolio is permitted to set aside cash or other liquid assets in an amount equal to the Portfolio’s daily marked-to-market net obligations (i.e., the Portfolio’s daily net liability) under the swaps, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled swaps, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the swaps.
     Each Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio’s exposure, the Portfolio and its Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.
U.S. Government Obligations
     The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

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“When Issued”, “Delayed Settlement”, and “Forward Delivery” Securities
     The Portfolios may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. “When issued” or “forward delivery” transactions may be expected to occur one month or more before delivery is due. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolios in a “when issued”, “delayed settlement” or “forward delivery” transaction until the Portfolios receives payment or delivery from the other party to the transaction. The Portfolios will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolios receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.
     The Portfolios will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When each Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolios’ “when issued”, “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances, and each Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.
     Securities purchased or sold on a “when issued”, “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, each Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause a Portfolio to miss an advantageous price or yield.
PRICE OF PORTFOLIO SHARES
     The NAV per share of each class of shares of each Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.
     Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the NYSE. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the NAV of shares of such Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.
     Equity securities and options listed on a U.S. securities exchange for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and options and listed securities and options not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices.

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     Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when a Portfolio’s Advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the advisor deems accurate and reliable. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, pursuant to which (i) such securities shall be valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days maturity, at their market or fair value on the 61st day prior to maturity, and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.
     When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Portfolios’ investments will be valued at fair value as determined in good faith using methods determined by the Board.
PURCHASE OF SHARES
     The purchase price of shares of each class of a Portfolio is the NAV next determined after receipt of the purchase order by the Fund, plus the purchase premium. It is the responsibility of Philadelphia International Advisors LP (the “Advisor”), or Institutions to transmit orders for share purchases to State Street, the Fund’s transfer agent, and to deliver required funds to State Street, the Fund’s custodian, on a timely basis.
     Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.
     At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio’s investment objective and policies.
REDEMPTION OF SHARES
     Redemption proceeds are normally paid in cash, although the Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

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PORTFOLIO TURNOVER
     The Portfolios may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment.
     The Portfolios are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.
A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Portfolios’ Advisor will not consider turnover rate a limiting factor in making investment decisions consistent with that Portfolio’s investment objective and policies.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Board has adopted a policy on selective disclosure of portfolio holdings. The policy provides that neither the Fund, nor its investment advisers, administrator, transfer agent nor distributor (“Fund Service Provider”) will disclose non-public information concerning securities held in the Fund’s Portfolios to any person other than in accordance with the policy. Under the policy, neither the Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings information. A Fund Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require.
     Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if the Fund has a legitimate business purpose for doing so, the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of the Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund’s Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Fund’s President and approved in advance by the Board. Under the policy, the Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Fund’s Administrator to providers of auditing, custody, proxy voting and other services to the Fund, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.
     Under the policy, the Fund’s President has authorized the release of information regarding the Fund’s portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Fund, currently including:
(i)	State Street, in connection with the provision of services as the Fund’s Custodian, Administrator, Transfer Agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as RiskMetrics Group (RiskMetrics) and Broadridge Financial Solutions, Inc. (Broadridge);

(iii)	PricewaterhouseCoopers LLP, the Fund’s independent registered public accountant, in connection with the

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provision of services related to the audit of the Fund’s financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical services, such as FT Interactive Data Corporation, FactSet, and JJ Kenney;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Fund; and

(vii)	Third-party financial printers, such as Bowne.
INVESTMENT LIMITATIONS
     Each Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio.
     Each Portfolio will not:
(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)	make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)	borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(7)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	invest for the purpose of exercising control over management of any company;

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(9)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(10)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(11)	invest in interests in oil, gas or other mineral exploration or development programs; and

(12)	with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).
     As a matter of policy which may be changed by the Fund’s Board without shareholder approval, the Portfolio will not:
(a)	with respect to limitation (10), invest more than 25% of the value of its total assets in instruments issued by U.S. banks;

(b)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting; or

(c)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.
     In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.
     With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.
     If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.
MANAGEMENT OF THE FUND
     The Fund’s officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. Each Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board or shareholders. Each officer is elected by the Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

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Board Members and Officers
     The following is a list of the Board members and officers of the Fund, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Fund’s complex, and other directorships they hold. The Fund and The Glenmede Portfolios (“Glenmede Portfolios”), an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, 4 Copley Place, 5th Floor, CPH0326, Boston, MA 02116, Attention: Fund Administration Legal Department.

				Number of
				Portfolios
	Positions with the	Principal	Other	in Fund
	Fund and Time	Occupations(s)	Directorships	Complex
Name and Age	Served	During Past 5 Years	Held	Overseen
Interested Directors(1)

Susan W. Catherwood(2) Age: 67	Director of Glenmede Fund (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director:	Trustee of Glenmede Portfolios (since February 2007)	18
		Monell Chemical Senses Center, Thomas Harrison Skelton Foundation and The Catherwood Foundation; Board Member, Fellow and Finance Committee Chairperson, College of Physicians of Philadelphia; Former Director, The Glenmede Trust Company of New Jersey (1993-2002); Former Director, PECO Energy; Former Director, First Pennsylvania Bank.

G. Thompson Pew, Jr.(2) Age: 68	Director of Glenmede Fund (since October 1988) Chairman of the Fund (since June 2006)	Director, Member of the Relationship Oversight Committee, Executive Committee, Private Equity/Real Estate Advisory Committee, and Chairman of the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	Trustee of Glenmede Portfolios (since May 1992) and Chairman of Glenmede Portfolios (since June 2006)	18

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Number of
Portfolios
	Positions with the	Principal	Other	in Fund
	Fund and Time	Occupations(s)	Directorships	Complex
Name and Age	Served	During Past 5 Years	Held	Overseen
Harry Wong(2) Age: 62	Director of Glenmede Fund (since February 2007)	A Managing Director, Knight Capital Markets LLC and Knight Equity Markets, L.P., both operating subsidiaries of Knight Capital Group Inc. (investment banking) (since 2009); Managing Director, Long Point Advisors, LLC (business consulting) (since 2003); BIO-IB LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	Trustee of Glenmede Portfolios (since February 2007)	18

(1)	Interested Directors are those Directors who are “interested persons” of the Fund as defined in the 1940 Act.

(2)	Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested persons” of the Fund because of their affiliations with Glenmede Trust, the parent company of the Fund’s investment advisor, and their stock ownership in The Glenmede Corporation, of which the investment advisor is an affiliate. Harry Wong is considered to be an “interested person” of the Fund because of his affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Fund.

				Number of
				Portfolios
	Positions with the			in Fund
Independent	Fund and Time	Principal Occupations(s)	Other	Complex
Directors (3)	Served	During Past 5 Years	Directorships Held	Overseen
H. Franklin Allen, Ph.D. Age: 54	Director of Glenmede Fund (since March 1991)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics from 1990-1994; Vice Dean and Director of Wharton Doctoral Programs from 1990-1993. Employed by The University of Pennsylvania since 1980.	Trustee of Glenmede Portfolios (since May 1992	18

Willard S. Boothby, Jr. Age: 88	Director of Glenmede Fund (since October 1988)	Former Director: Getty Oil Corp., Georgia-Pacific Corp., Burlington Industries, C-Tec Corp., Commonwealth Telephone Corp., Penn Engineering and Manufacturing Corp., Food Fair Corp., Sperry Corp, and Insurance Company of North America; Former Chemical Bank Advisory Board Member; Former Chairman and Chief Executive Officer, Blyth Eastman Dillon & Co., Inc.; Former Managing Director, Paine Webber, Inc.; Former Chairman, U.S. Securities Industry Association.	Trustee of Glenmede Portfolios (since May 1992)	18

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				Number of
				Portfolios
	Positions with the			in Fund
Independent	Fund and Time	Principal Occupations(s)	Other	Complex
Directors (3)	Served	During Past 5 Years	Directorships Held	Overseen

William L. Cobb, Jr. Age: 63	Director of Glenmede Fund (since February 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair (since 2008) and Member (until 2008), Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	Trustee of Glenmede Portfolios (since February 2007)	18

Gail E. Keppler Age: 65	Director of Glenmede Fund (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	Trustee of Glenmede Portfolios (since February 2007)	18

Francis J. Palamara Age: 85	Director of Glenmede Fund (since October 1988)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	Trustee of Glenmede Portfolios (since May 1992)	18

(3)	Independent Directors are those Directors who are not “interested persons” of the Fund as defined in the 1940 Act.

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Officers

Term of Office and
Name, Address, and	Positions Held	Length of Time	Principal Occupation(s) During Past 5
Age	with the Fund	Served	Years
Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 59	President and Treasurer	President since December 1997. Treasurer since December 2002.	First Vice President and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 44	Executive Vice President	Executive Vice President since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 51	Secretary	Secretary since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Mark E. Tuttle 4 Copley Place Boston, MA 02116 Age: 40	Assistant Secretary	Assistant Secretary since December 2009.	Vice President and Counsel, State Street Bank and Trust Company (since 2007); Assistant Counsel, BISYS Fund Services, Inc. (2005-2007).

Brendan J. O’Neill 200 Clarendon Street Boston, MA 02116 Age: 41	Assistant Treasurer	Assistant Treasurer since December 2009.	Vice President, State Street Bank and Trust Company (since 2007); Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2005); Investors Bank & Trust Company (since 1997).

Donna M. Rogers 200 Clarendon Street Boston, MA 02116 Age: 44	Chief Compliance Officer.	Chief Compliance Officer since September 2004.	Senior Vice President, State Street Bank and Trust Company (since 2007); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2002); Investors Bank & Trust Company (since 1994).

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The Board believes that each Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the investment advisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Fund, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania.

Willard S. Boothby, Jr.:	Mr. Boothby has substantial business and financial services experience as well as an understanding of the securities markets having worked as an executive, senior executive and/or board member of operating companies, investment banking and financial services companies and as former chairman of the U.S. Securities Industry Association.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, and as a senior executive officer of a global investment management firm.

Gail E. Keppler:	Ms. Keppler has substantial financial, business and consulting experience most recently through her senior executive positions with operating companies and as a board member of a non-profit entity.

Francis J. Palamara:	Mr. Palamara has substantial business, accounting and financial experience as well as an understanding of the securities markets having worked as a senior executive, executive, financial officer and/or board member of operating companies and as former chief operating officer of the New York Stock Exchange.

G. Thompson Pew, Jr.:	Mr. Pew has substantial business, financial services and investment management experience through his board and committee positions with the parent companies of the Advisor and executive positions with other financial services entities.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience though his positions as an executive in investment banking businesses.
Specific details regarding each Director’s term of office as a Director with the Funds and principal occupations during at least the past five years are included in the table above.

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Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged investment advisers to manage its Portfolios on a day-to-day basis. The Board is responsible for overseeing the investment advisers and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Charter and By-laws. The Board is currently composed of eight members, five of whom are Independent Directors. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Board and the Independent Directors have access to the Fund’s Chief Compliance Officer (“CCO”), the Fund’s independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Board has established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.
The Board has appointed G. Thompson Pew, Jr., an Interested Director, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the investment advisers, other service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board does not have a lead Independent Director; however, Independent Directors chair each of the Board’s standing committees. The Board reviews its leadership structure during its periodic self-assessments and based on that review, has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed judgment over matters under its purview and it allocates areas of responsibility among committees of the Board and the full Board in a manner that enhances effective oversight.
The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of the Board’s and its committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The investment advisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the investment advisers and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Chief Financial Officer and CCO and the investment advisers, to report to the full Board on a variety of matters at each regular meeting of the Board, including matters relating to risk management. The Board also receives reports from certain of the Fund’s other primary service providers on regular basis, including State Street as the Fund’s custodian, administrator, transfer agent and securities lending agent. The Fund’s CCO meets in executive session with the Board at each regularly scheduled meeting and meets separately with the Independent Directors at least annually to discuss relevant risk issues affecting the Fund. In addition, the CCO reports to the Chairman of the Audit Committee between meetings to discuss compliance related matters. The Audit Committee also receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board and Independent Directors meet with the Fund’s independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Standing Board Committees
     Dr. Allen and Messrs. Boothby, Cobb, Palamara (Chairman), Pew and Wong and Mmes. Catherwood and Keppler serve on the Audit Committee of the Board. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee include overseeing the accounting and financial reporting processes of the Fund and the audits of the Fund’s financial statements. Accordingly, the Committee assists the Board in its oversight of (i)

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the integrity of the Fund’s financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Fund’s internal audit function and independent accountants. The Audit Committee met [    ] during the fiscal year ended October 31, 2010.
     Dr. Allen (Chairman) and Messrs. Boothby, Cobb, Palamara, Pew and Wong and Mmes. Catherwood, Keppler and Wirts serve on the Valuation Committee of the Board. The Fund’s Valuation Committee, or under certain circumstances the Valuation Committee Chairman or his designee, determines, in consultation with the Fund’s administrator and advisors, the fair value of certain securities pursuant to procedures adopted by the Board. The Glenmede Fund Valuation Committee met [    ] during the fiscal year ended October 31, 2010.
     Dr. Allen and Messrs. Boothby (Chairman), Cobb, Palamara and Ms. Keppler serve on the Nominating Committee of the Board. The Fund’s Nominating Committee, among other things, nominates persons to fill vacancies on the Board and Board Committees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Fund’s Secretary. The Nominating Committee met [    ] during the fiscal year ended October 31, 2010.

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Director Ownership of Fund Shares
     The following table shows the Directors’ ownership of each Portfolio of the Fund and in all Portfolios within the same fund complex overseen by the Directors, as of December 31, 2009.

Aggregate Dollar Range
of Equity Securities in All
	Dollar Range of Equity Securities in each Portfolio		Portfolios in the
Name of Director	of the Fund		Fund Complex
Interested Directors

Susan W. Catherwood	None		None

G. Thompson Pew, Jr.	Government Cash Portfolio International Portfolio Large Cap 100 Portfolio Small Cap Equity Portfolio Strategic Equity Portfolio Tax-Exempt Cash Portfolio U.S. Emerging Growth Portfolio	$50,001-$100,000 Over $100,000 $50,001- $100,000 $1 - $10,000 Over $100,000 Over $100,000 $10,001 - $50,000	Over $100,000

Harry Wong	None		None

Independent Directors

H. Franklin Allen, Ph.D.	None		None

Willard S. Boothby, Jr.	Government Cash Portfolio Tax-Exempt Cash Portfolio	Over $100,000 Over $100,000	Over $100,000

William L. Cobb, Jr.	None		None

Gail E. Keppler	Core Fixed Income Portfolio
Government Cash Portfolio
International Portfolio
Small Cap Equity Portfolio
(Advisor Shares)
Strategic Equity Portfolio
Tax-Exempt Cash Portfolio
U.S. Emerging Growth
	Portfolio	$50,001 - $100,000 $10,001 - $50,000 Over $100,000 $50,001-100,000 Over $100,000 Over $100,000 $50,001-$100,000	Over $100,000

Francis J. Palamara	Core Fixed Income Portfolio
Government Cash Portfolio
International Portfolio
Large Cap 100 Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Small Cap Equity Portfolio
(Advisor Shares)
Strategic Equity Portfolio
Total Market Portfolio
U.S. Emerging Growth
	Portfolio	Over $100,000 $50,001 - $100,000 $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 Over $100,000 $10,001 $50,000 $10,001 - $50,000	Over $100,000

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Remuneration of Board Members
     As of January 1, 2010, the annual fee for each Board member, other than officers of the advisors, is $39,000. In addition, to the annual fee, the Fund pays each Board member, other than officers of the advisors, $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Fund receive no compensation as officers from the Fund.
     Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2010.

			Pension or	Estimated	Total
	Aggregate		Retirement Benefits	Annual	Compensation*
	Compensation*		Accrued as	Benefits	from the
Name of	from Glenmede		Part of Fund’s	Upon	Fund
Person, Position*	Fund		Expenses	Retirement	Complex**
Interested Directors
G. Thompson Pew, Jr., Director	$	[ ]	None	None	$	[ ]
Susan W. Catherwood, Director	$	[ ]	None	None	$	[ ]
Harry Wong Director	$	[ ]	None	None	$	[ ]
Independent Directors
H. Franklin Allen, Ph.D., Director	$	[ ]	None	None	$	[ ]
Willard S. Boothby, Jr., Director	$	[ ]	None	None	$	[ ]
Francis J. Palamara, Director, Chairman of the Audit Committee	$	[ ]	None	None	$	[ ]
Gail E. Keppler, Director	$	[ ]	None	None	$	[ ]
William L. Cobb, Jr., Director	$	[ ]	None	None	$	[ ]

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.

**	Includes $1,000 annual fee for service on the Board of Trustees of Glenmede Portfolios.
Code of Ethics
     The Fund and the Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.

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Proxy Voting Procedures
     The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.
     Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisor
     Philadelphia International Advisors LP (the “Advisor”), is the investment advisor to the Portfolios. The address of the Advisor is 1650 Market Street, Suite 1400, Philadelphia, PA 19103.
     The Advisor is a limited partnership founded in 2001, in which the Glenmede Trust Company, N.A. (“Glenmede Trust”) is a limited partner. Glenmede Trust is the parent company of Glenmede Investment Management LP, the investment advisor to other Portfolios of the Fund and The Glenmede Portfolios. The Advisor was created to provide investment advisory services related to international equity investments. As of November 30, 2010, the Advisor had approximately $[6.67] billion of assets under management.
     The Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of the Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreements may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned
     The partners in the Advisor and their respective interests in the partnership as of November 30, 2010 are as follows:

Name*	Ownership Status
Glenmede Trust	Limited Partner

Philadelphia International Partners LP**	General Partner

*	The primary business address of each person is 1650 Market Street, Suite 1400, Philadelphia, PA 19103.

**	Andrew B. Williams, James S. Lobb, Robert C. Benthem de Grave, Frederick B. Herman, Scott E. Decatur, Peter O’Hara, Stephen Dolce, Christopher S. Delpi, Wei Huang, Kent E. Weaver, Thomas R. Angers, Joseph Langella, Amy Lieb, Christine Sasse, Gordon Gary and Nicholas C. Fedako are the limited partners in Philadelphia International Partners LP. AB Williams Company LLC is the general partner in Philadelphia International Partners LP.

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Principal Executive Officers of the Advisor

Name*	Positions and Offices with the Advisor
Andrew B. Williams	President, Chief Executive Officer and Chief Investment Officer

James S. Lobb	Managing Director

Kent E. Weaver	Chief Compliance Officer

*	The principal business address of each person is 1650 Market Street, Suite 1400, Philadelphia, PA 19103.
     The Advisor is entitled to receive a fee from the Philadelphia International Small Cap Fund for its investment advisory services calculated daily and payable monthly, at the annual rate of 0.60 of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Philadelphia International Small Cap Fund’s annual total operating expenses do not exceed 1.33% for Class I’s average daily net assets and 1.10% of Class IV’s average daily net assets.
     The Advisor is entitled to receive a fee from the Philadelphia International Emerging Markets Fund for its investment advisory services calculated daily and payable monthly, at the annual rate of 0.65% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Philadelphia International Emerging Markets Fund’s annual total operating expenses do not exceed 1.48% for Class I’s average daily net assets and 1.25% of Class IV’s average daily net assets.
Portfolio Managers
     Set forth below is information regarding the individuals identified in the Fund’s Prospectuses as primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”).
     As of November 30, 2010, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Number of
				Accounts	Total Assets
				Managed with	Managed with
		Number of		Performance-	Performance-
Philadelphia International		Accounts	Total Assets	Based	Based
Advisors LP	Type of Accounts	Managed	Managed	Advisory Fees	Advisory Fees
Scott E. Decatur	Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
	Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
	Other Accounts	[ ]	[ ]	[ ]	[ ]
Nicholas C. Fedako	Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
	Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
	Other Accounts	[ ]	[ ]	[ ]	[ ]

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     The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Managers in the Portfolio(s) that they manage as of November 30, 2010:

Dollar Range of Shares
Portfolio/Portfolio Managers	Beneficially Owned
Philadelphia International Small Cap Fund
Scott E. Decatur	None
Nicholas C. Fedako	None

Philadelphia International Emerging Markets Fund
Scott E. Decatur	None
Nicholas C. Fedako	None
     The Portfolio Managers have a compensation package that includes: base salary (fixed), revenue sharing (fixed %), performance bonuses (variable), and partnership distributions (based on the firm’s profitability). The base salary is determined by considering overall experience, expertise, and competitive market rates. The revenue sharing component is a percentage of total firm pre-tax revenue based on tenure and overall experience. The performance bonus is determined by Andrew Williams, Chief Investment Officer, and is based on how well the Portfolio Manager’s countries and recommended stock ideas perform for all accounts managed, including the Portfolios, relative to appropriate indexes, as well as the Portfolio Manager’s general contribution to the overall management process. The performance bonus is distributed at year-end based on the pre-tax performance of the previous one and three year periods. All portions of the Portfolio Manager’s comprehensive compensation plan are received from the Advisor, and not from individual clients, portfolios or accounts.
Transfer Agent, Dividend Paying Agent, Custodian and Administrator
     State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Fund’s transfer agent, dividend paying agent, custodian and administrator. Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, Boston, MA 02116, served as the Fund’s transfer agent, dividend paying agent, custodian and administrator from September 1, 2001 until the third quarter of 2007 when it merged with State Street.
     For its services, State Street is entitled to receive fees from the Fund based on a percentage of the daily net assets of all portfolios of the Fund, which is allocated to the Portfolios based on its relative net assets, plus transaction charges for certain transactions and out-of-pocket expenses.
     State Street is also compensated for its services as the Fund’s securities lending agent and short sales lending agent and is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Funds’ compliance program.
Shareholder Services Plan
     The Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective [December 31, 2010] (the “Plan”), under which the Fund may pay a fee to broker/dealers, banks and other financial institutions (including the Advisor) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the beneficial owners of shares in each Portfolio. Under the Plan, Servicing Agents enter into Shareholder Servicing Agreements (the “Agreements”) with the Fund. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients (“Customers”) who beneficially own shares of the Portfolios. The fee, which is at an annual rate of 0.25% for Class I and 0.02% for Class IV, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by a class of the Portfolio in connection with the Agreements and the implementation of the

30

Plan shall be borne entirely by the holders of the shares of that class and will result in an equivalent increase to that class’s Total Annual Portfolio Operating Expenses. The Advisor may pay additional compensation from time to time, out of its assets and not as an additional charge to the Fund, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor.
     The services provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from Customers and transmitting purchase and redemption orders to the transfer agent; providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to Customers showing their positions; arranging for bank wires; responding to Customers’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; and providing such other similar services as may be reasonably requested.
     The Advisor has entered into an Agreement with the Fund and provides shareholder support services to its clients who beneficially own shares of the Portfolios.
Distributor
     Shares of the Fund are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to Distribution Agreements between the Fund and Quasar Distributors. Quasar Distributors receives no fee from the Fund for its distribution services. IBT paid fees to Quasar Distributors for the services it provided as the Fund’s distributor through May 2008 and the Advisor paid Quasar’s out-of-pocket expenses. Effective June 1, 2008, the Advisor is paying Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
Independent Registered Public Accounting Firm
     [     ], serves as the Fund’s independent registered public accounting firm and will audit its financial statements annually.
Counsel
     Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Fund.
Reports
     Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.
PORTFOLIO TRANSACTIONS
     The Investment Advisory Agreements authorize the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Portfolios and direct the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services it provides to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreements. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same

31

transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor of the Portfolio determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor’s other clients.
     To the extent that a Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Fund, the Advisor or Quasar Distributors, such transactions will be effected in compliance with applicable law.
     Some securities considered for investment by a Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.
ADDITIONAL INFORMATION CONCERNING TAXES
     The following summarizes certain additional tax considerations generally affecting the Portfolios and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.
     The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decision and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.
General
     Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Portfolio must meet three important tests each year.
     First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.
     Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.
     Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

32

     Each Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction with respect to those amounts.
     The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
State and Local Taxes
     Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, it is possible that the Portfolio might be subject to the tax laws of such states or localities.
Taxation of Certain Investments
     The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
     In addition, in the case of any shares of a PFIC in which a Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISER REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

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GENERAL INFORMATION
Description of Shares and Voting Rights
     The shares of each Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this Prospectus, will be fully paid and non-assessable. The shares of each Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Fund. The Funds will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. Each Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Fund. To the extent required by the undertaking, the particular Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Funds may subject a Fund to liability for misstatements, inaccuracies or incomplete disclosure about the other Fund.
     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.
     Notwithstanding any provision of Maryland law requiring a greater vote of the Glenmede Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Glenmede Fund’s Articles of Amendment and Restatement, the Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Glenmede Fund entitled to vote thereon.
Certain Record Holders
     As of the date of this SAI, 100% of each Portfolio’s total outstanding shares were held by the Advisor, as each Portfolio’s initial shareholder. For more information about the Advisor, see “Investment Advisor” in the Prospectus and “Investment Advisory and Other Services — Investment Advisor” in this SAI.
Dividends and Distributions
     The Portfolios’ policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.
FINANCIAL STATEMENTS
     No Financial Statements are supplied for the Portfolios because as of the date of the Prospectuses and this SAI, the Portfolios had no operating history.

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OTHER INFORMATION
     The Fund’s Prospectuses and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
     Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.
     The third party marks appearing above are the marks of their respective owners.

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APPENDIX A — DESCRIPTION OF SECURITIES AND RATINGS
I. Short-Term Credit Ratings
     A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
     “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     “A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
     “A-3” — Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “B” — An obligation is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.
     “B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     “R” — An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
     “SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

     “NR” — An issuer designated “NR” is not rated.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
     Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
     “P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
     “P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     “P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
     “NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
     Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
     “F1” — Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     “F2” — Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
     “F3” — Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
     “B” — Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
     “C” — Securities possess high short-term default risk. Default is a real possibility.
     “RD” — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
     “D” — Default. Indicates a broad-based default for an entity, or the default of a specific short-term obligation.
     The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:
     “R-1 (high)” — Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

     “R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     “R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
     “R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
     “R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
     “R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.
     “R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
     “R-4” — Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
     “R-5” — Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
II. Long-Term Credit Ratings
     The following summarizes the ratings used by Standard & Poor’s for long-term issues:
     “AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

     “AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
     “A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
     “BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
     “BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
     “B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
     “CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.
     “CC” — An obligor rated “CC” is currently highly vulnerable.
     Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     “R” — An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
     “SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     “NR” — An issuer designated “NR” is not rated.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     The following summarizes the ratings used by Moody’s for long-term debt:
     “Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
     “Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
     “A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
     “Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     “Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
     “B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
     “Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
     “Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     “C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     The following summarizes long-term ratings used by Fitch:
     “AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     “AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     “A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     “BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
     “BB” — Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

     “B” — Securities considered to be highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     “CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility. A “CC” rating indicates very high levels of credit risk. Default of some kind appears probable. “C” ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.
     “RD” — indicates an issuer that in Fitch ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.
     “D” — indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
     Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

     “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
     In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.
     The following summarizes the ratings used by DBRS for long-term debt:
     “AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.
     “AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
     “A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
     “BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.
     “BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.
     “B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
     “CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

     “D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal; that the issuer has made it clear that it will miss such a payment in the near future or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the nonpayment of a dividend will only be considered as a “D” if the missed payment constitutes default per the legal documents.
     (“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.
III. Municipal Note Ratings
     A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
     Note rating symbols are as follows:
     “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
     Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
     “MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
     “MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     “MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
     “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
     VMIG rating expirations are a function of each issue’s specific structural or credit features.
     “VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.
About Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.
IV. Description of U.S. Government Securities and Certain Other Securities
     The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.
     U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.
     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.
     An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.
     On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting them in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced, and they are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size. The U.S. Treasury, Fannie Mae and the Federal Reserve have collaboratively acted to support the conservatorship, by establishing Preferred Stock Purchase Agreements under which the GSEs issued senior preferred equity shares and warrants to the U.S. Treasury to ensure that they maintain a positive net worth, a new temporary secured lending credit facility to assist the GSEs and the Federal Home Loan Banks in funding their regular business activities in the capital markets until December 31, 2009, and a program to purchase GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability. The long-term effect that this conservatorship will have on the securities issued or guaranteed by the GSEs is unclear.
     Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
V. Options
     The Portfolios’ writing and purchase of options is a highly specialized activity which involves investment analysis and risks that are different from those associated with ordinary portfolio securities transactions.
     Purchasing options to attempt to increase return through their price appreciation involves the risk of loss of option premium if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. Writing options to seek to increase income in a Portfolio involves the risk of net loss (after receiving the option premium) if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the Advisor is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of the Portfolio will be less favorable than it would have been in the absence of such options transactions. The use of options may increase a Portfolio’s portfolio turnover rate. Higher rates of turnover may result in increased brokerage commissions, and could increase the amount of income received by the Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for Federal tax purposes.
     Additionally, there is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or option traded over-the-counter at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities.
     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
     Each Portfolio may purchase and sell both options that are traded on exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities.
VI. Futures Contracts and Options on Futures Contracts.
     To seek to increase total return or to hedge against changes in interest rates or securities prices, each Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. A Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.
     Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
     Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Portfolio may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio’s portfolio securities. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Portfolio’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio’s portfolio securities would be substantially offset by a decline in the value of the futures position.
     On other occasions, a Portfolio may take a “long” position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

APPENDIX B — PROXY VOTING PROCEDURES
Philadelphia International Advisors, LP
RiskMetrics Group

PHILADELPHIA INTERNATIONAL ADVISORS, LP
PROXY VOTING POLICY
As of May 31, 2009
Overview
Philadelphia International Advisors, LP (“PIA”) has responsibility to see that proxies are appropriately voted. Clients are solicited and records kept indicating whether we are to have discretion in voting proxies or whether they should be voted elsewhere. This is primarily documented via the account agreement. PIA votes all proxies in accordance with its general proxy policy in effect at the time, unless otherwise specifically instructed by the client in writing.
An independent third party proxy service, RiskMetrics Group (formerly known as Institutional Shareholder Services), has been retained by PIA for their fundamental research on the proxy question and subsequent recommendations. Proxies are voted by RiskMetrics in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA’s clients. PIA has directed RiskMetrics that in the event shares are going to be blocked from trading or otherwise will be restricted in the specific country from the time the vote is cast until the adjournment of the meeting, RiskMetrics will abstain from voting.
RiskMetrics will inform PIA’s proxy administrator of any proxies that do not fall within the adopted guidelines. PIA’s proxy administrator will send the proxies in question to the appropriate portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the CIO for execution.
Proxy Voting Administration
PIA provides RiskMetrics with daily holdings of all accounts that PIA is responsible for voting. RiskMetrics has approved guidelines from PIA to ensure that all issues are voted.
Quarterly reports are generated by RiskMetrics for each individual account indicating the number of shares and how the shares were voted. The reports are reviewed quarterly.
Conflicts of Interest
PIA has developed this policy to serve the collective interests of our clients, and accordingly, will generally vote pursuant to this policy when conflicts of interest arise. Potential conflicts of interest may arise through business relationships, personal relationships, or familial relationships involving PIA or PIA personnel. When there are proxy voting proposals, however, that give rise to conflicts of interest the proxy shall be voted consistent with the recommendations of RiskMetrics provided that PIA believes that such a vote is consistent with the best interests if its clients.
PIA maintains detailed records on proxy voting. PIA clients may obtain information about how their proxies were voted or a copy of appropriate Proxy Voting Reports by contacting Shawn Parris (phone: 215-419-6188; email: shawn.parris@piadvisors.net).

RiskMetrics Group
2010 U.S. Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2010
Published December 31, 2009
Updated Jan. 22, 2010
The following is a condensed version of the proxy voting recommendations contained in the RiskMetrics’ (RMG) U.S. Proxy Voting Manual.
1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
*****
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
*****
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
*****
Change Company Name
Vote FOR proposals to change the corporate name.
*****
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
*****
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
*****

Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
*****
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
*****
Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
*****

Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
*****
2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

•	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

•	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

•	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.
Board Accountability
Problematic Takeover Defenses
VOTE WITHHOLD/AGAINST(1) the entire board of directors (except new nominees(2), who should be considered on a CASE-by-CASE basis), if:

(1)	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

(2)	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board.

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
•	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
* * * * *
2010 RMG Categorization of Directors
1.	Inside Director (I)
1.1.	Employee of the company or one of its affiliatesi.

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
2.	Affiliated Outside Director (AO)

Board Attestation
2.1.	Board attestation that an outside director is not independent.
Former CEO
2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be madev.
Non-CEO Executives
2.5.	Former Section 16 officerii of the company, an affiliatei or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliatesi within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliatesi where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliatei of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliatei of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliatesi (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliatesi (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliatesi.

Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committeex.

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.
3.	Independent Outside Director (IO)
3.1.	No materialxii connection to the company other than a board seat.
Footnotes:

i	“Affiliate” includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii	“Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

iv	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

v	RMG will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

vi	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, RMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix	Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

x	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause RMG to deem the founder as an independent outsider.

xii	For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
* * * * *
Board-Related Management Proposals
Age Limits
Vote AGAINST management proposal to limit the tenure of outside directors through mandatory retirement ages.
* * * * *
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
* * * * *
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
* * * * *
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
* * * * *

Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e., “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
* * * * *
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
* * * * *
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
* * * * *
Majority Vote Threshold for Director Elections
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.
* * * * *
Term Limits
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

* * * * *
Board-Related Shareholder Proposals/Initiatives
Age Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
* * * * *
Annual Election (Declassification) of the Board
Vote FOR shareholder proposals to repeal classified (staggered) boards and to elect all directors annually.
* * * * *
Cumulative Voting
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:
•	The company has proxy access or a similar structure(3) to allow shareholders to nominate directors to the company’s ballot; and

(3)	Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.
•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).
* * * * *
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:
•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
* * * * *

Establishment of Board Committees Shareholder Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.
* * * * *
Establishment of Board Policy on Shareholder Engagement
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
* * * * *
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
* * * * *
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.
* * * * *
Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

* * * * *
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
* * * * *
Open Access (Proxy Access)
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:
•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
* * * * *
Proxy Contests- Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
* * * * *
Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
* * * * *
Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

* * * * *
Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly-available information.
* * * * *
3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
* * * * *
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
* * * * *
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
* * * * *
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
* * * * *
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
* * * * *
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
* * * * *
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
* * * * *
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
* * * * *
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
* * * * *

Net Operating Loss (NOL) Protective Amendments
For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
* * * * *
Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
* * * * *
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
* * * * *

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
* * * * *
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
* * * * *
Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
* * * * *

Shareholder Ability to Act by Written Consent
Vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	Consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
* * * * *
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
* * * * *
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
* * * * *
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
* * * * *

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.
* * * * *
4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
* * * * *
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;
•	The Current Request:
•	Disclosure in the proxy statement of the specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
* * * * *

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
* * * * *
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
* * * * *
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized preferred shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;
•	The Current Request:
•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

•	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
* * * * *
Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
* * * * *

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.
* * * * *
Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
* * * * *
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.
* * * * *
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as: <
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
* * * * *
Restructuring
Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with rights of appraisal.
* * * * *

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
* * * * *
Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
* * * * *
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
* * * * *
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
* * * * *

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
* * * * *
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.
* * * * *
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
* * * * *
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.
* * * * *
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
* * * * *

Mergers and Acquisitions
Vote CASE —BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
* * * * *
Plans of Reorganization (Bankruptcy)
Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.
* * * * *

Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:
1.	Dilution to existing shareholders’ position.
•	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.
2.	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.
•	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

•	When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.
3.	Financial issues include but are not limited to examining the following:
•	Company’s financial situation;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate; and

•	Going concern viability and the state of the capital and credit markets.
4.	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5.	Control issues:
•	Change in management;

•	Change in control,

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions.
Minority versus majority ownership and corresponding minority discount or majority control premium
6.	Conflicts of interest
•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?

7.	Market reaction
•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
* * * * *
Special Purpose Acquisition Corporations (SPACs)
Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:
•	Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
* * * * *
Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
* * * * *
Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
* * * * *
5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:
•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
* * * * *
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.
Each of these factors is described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.
* * * * *

Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the following Burn Rate Table); and (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.
The annual burn rate is calculated as follows:
Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)
However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.
If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.
For the Dec. 1, 2009 and future quarterly data downloads, RMG will use the 200-day volatility for the shareholder value transfer and burn rate policies. We will also use the 200-day average stock price for the shareholder value transfer policy.
Burn Rate Table for 2010

		Russell 3000			Non-Russell 3000
			Standard			Standard
GICS	Description	Mean	Deviation	Mean+STDEV	Mean	Deviation	Mean+STDEV
1010	Energy	1.07%	1.08%	2.14%	2.04%	2.26%	4.30%
1510	Materials	0.94%	0.68%	1.63%	1.97%	2.57%	4.54%
2010	Capital Goods	1.10%	0.85%	1.95%	2.07%	2.62%	4.69%
2020	Commercial Services & Supplies	1.67%	1.23%	2.89%	1.82%	1.71%	3.53%
2030	Transportation	1.20%	0.93%	2.13%	1.36%	0.95%	2.31%
2510	Automobiles & Components	1.36%	1.63%	2.99%	1.36%	1.63%	2.99%
2520	Consumer Durables & Apparel	1.76%	1.21%	2.97%	1.56%	1.81%	3.37%
2530	Hotels Restaurants & Leisure	1.69%	1.11%	2.80%	1.52%	1.65%	3.17%
2540	Media	1.36%	0.93%	2.28%	2.14%	1.88%	4.03%
2550	Retailing	1.69%	1.41%	3.10%	2.19%	1.82%	4.01%
3010, 3020, 3030	Food & Staples Retailing	1.25%	1.67%	2.92%	1.52%	1.65%	3.17%
3510	Health Care Equipment & Services	2.19%	1.46%	3.65%	3.77%	4.16%	7.92%
3520	Pharmaceuticals & Biotechnology	3.19%	1.97%	5.16%	4.52%	4.05%	8.58%
4010	Banks	1.02%	1.04%	2.05%	0.81%	1.31%	2.12%
4020	Diversified Financials	2.21%	2.94%	5.15%	4.25%	4.05%	8.30%
4030	Insurance	1.07%	0.94%	2.02%	1.03%	1.28%	2.31%
4040	Real Estate	0.56%	0.49%	1.04%	0.99%	2.14%	3.13%
4510	Software & Services	3.15%	2.32%	5.47%	4.32%	3.26%	7.58%
4520	Technology Hardware & Equipment	2.60%	2.18%	4.79%	3.32%	3.76%	7.08%
4530	Semiconductors & Semiconductor Equipment	2.94%	1.88%	4.82%	4.33%	2.98%	7.31%
5010	Telecommunication Services	1.30%	1.20%	2.50%	2.63%	2.45%	5.08%
5510	Utilities	0.41%	0.39%	0.80%	0.76%	0.88%	1.64%
For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares
* * * * *
Pay-for-Performance- Impact on Equity Plans

If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:
•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.
See Pay-for-Performance discussion under Executive Pay Evaluation for further details.
Liberal Definition of Change-in-Control
Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.
* * * * *
Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
* * * * *
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
* * * * *
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
* * * * *

Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:
•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:
•	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

•	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

•	The general vesting provisions of option grants; and

•	The distribution of outstanding option grants with respect to the named executive officers;
•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.
* * * * *
Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
* * * * *
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
* * * * *

Empl; margin-top: 6ptoyee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
* * * * *
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
* * * * *
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.
* * * * *

Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
* * * * *
Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.
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Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval. Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
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Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:
•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
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Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors. Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
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Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
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Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
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Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
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Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
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Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:
•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
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Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
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Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.
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Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
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Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.
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Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
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Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
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Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
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Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
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Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal — related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.
•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
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Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
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6. Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
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Animal Welfare
Animal Testing
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.
* * * * *
Animal Welfare Policies
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.
* * * * *
Controlled Atmosphere Killing (CAK)
Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
* * * * *
Consumer Issues
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
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Consumer Lending
Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
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Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
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Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote AGAINST resolutions requiring that a company reformulate its products.
* * * * *
Tobacco
Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:
•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;
•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
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Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
* * * * *
Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
* * * * *
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
* * * * *

Climate Change and the Environment
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
* * * * *
Concentrated Animal Feeding Operations (CAFOs)
Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and

•	The company publicly discloses company and supplier farm environmental performance data; or

•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.
* * * * *
Energy Efficiency
Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:
•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.
* * * * *
Facility and Operational Safety/Security
Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:
•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
* * * * *

Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
* * * * *
Operations in Protected Areas
Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:
•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
* * * * *
Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.
* * * * *

Renewable Energy
Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
* * * * *
General Corporate Issues
Charitable Contributions
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
* * * * *
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending) as the practice of linking executive compensation and such criteria is currently the exception rather than the norm and there appears to be a lack of widely-accepted standards regarding the implementation of effective linkages between executive compensation and corporate non-financial performance. However, the following factors will be considered:
•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
* * * * *
Health Pandemics
Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:
•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
* * * * *

Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
* * * * *
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
* * * * *
International Issues, Labor Issues, and Human Rights
Community Social and Environmental Impact Assessments
Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:
•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.
* * * * *
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
* * * * *
Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:
•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.
* * * * *
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
* * * * *
MacBride Principles
Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:
•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•	Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.
* * * * *
Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
* * * * *

Operations in High Risk Markets
Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.
* * * * *
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.
* * * * *
Sustainability
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame
* * * * *
7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
* * * * *

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
* * * * *
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
* * * * *
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
* * * * *

Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
* * * * *
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
* * * * *
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
* * * * *
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.
* * * * *
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
* * * * *

Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.
* * * * *
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
* * * * *
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.
* * * * *
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
* * * * *
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.
* * * * *
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
* * * * *
Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
* * * * *
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
* * * * *
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
* * * * *
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
* * * * *
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
* * * * *
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
* * * * *
•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.
* * * * *

RiskMetrics
2010 International Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2010
Updated Dec. 31, 2009
The following is a condensed version of the general international policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. Please note that these guidelines exclude the US, Canadian, and European markets, which are presented separately. In addition, RMG has country- and market-specific policies, which are not captured below.
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)” service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
[Please see the International Classification of Directors on the following page.]
RMG Classification of Directors — International Policy 2010
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.
Independent NED
•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction). For Central and Eastern European countries: A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following: —
•	the parties on either side of the transaction;

•	the nature of the asset to be transferred/service to be provided;

•	the pricing of the transaction (and any associated professional valuation);

•	the views of independent directors (where provided);

•	the views of an independent financial adviser (where appointed);

•	whether any entities party to the transaction (including advisers) is conflicted; and

•	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

THE GLENMEDE FUND, INC.
PART C. OTHER INFORMATION
PEA #51
Item 28. Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles Supplementary, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 20, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39. to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39.

	(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(26) of Post-Effective Amendment No. 39.

	(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 40.

	(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

	(29)	Articles Supplementary, dated September 13, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

	(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

	(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

	(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45.

	(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(33) of Post-Effective Amendment No. 45.

	(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(34) of Post Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

	(35)	Articles Supplementary to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 3-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

	(36)	Form of Articles Supplementary to the Articles of Incorporation is filed herewith as Exhibit (a)(36).

(b)	(1)	By-Laws of Registrant are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1 to the By-Laws of Registrant adopted on September 15, 2004 is incorporated herein by reference to Exhibit (c) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 20, 2004 (“Post-Effective Amendment No. 38”).

	(3)	Amendment No. 2 to the By-Laws of Registrant adopted on September 11, 2006 is incorporated herein by reference to Exhibit (b)(3) of Post-Effective Amendment No. 43.

(c)		See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21; Articles Supplementary, dated September 24, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 23, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 13, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 45;

Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 50; Form of Articles Supplementary to Articles of Incorporation, filed herewith as Exhibit (a)(36); and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(d)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

	(3)	Supplement, dated November 1, 1992, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value Portfolios is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 17.

	(4)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

	(5)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(12) to of Post-Effective Amendment No. 31.

	(6)	Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31.

	(7)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

	(8)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

	(9)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the U.S.

Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 32.

(10)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and TCW Investment Management Company (formerly, TCW Funds Management, Inc.) relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 32.

(11)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 32.

(12)	Sub-Investment Advisory Agreement, dated July 6, 2001, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 33.

(13)	Investment Advisory Agreement, dated January 1, 2002, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund (formerly, the Institutional International Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on January 29, 2002 (“Post-Effective Amendment No. 34”).

(15)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36.

(16)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36.

(17)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36.

(18)	Sub-Investment Advisory Agreement, dated as of August 1, 2003, among Registrant, Glenmede Advisers, Inc. and Sterling Johnston Capital Management, L.P. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36.

(19)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

(20)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

(21)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40.

(22)	Amendment No. 1 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to U.S. Emerging Growth Portfolio is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

(23)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

(24)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

(25)	Sub-Investment Advisory Agreement, dated January 1, 2002, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

(26)	Amendment No. 2 to Sub-Investment Advisory Agreement, dated as of August 1, 2005, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP. relating to International Portfolio is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

(27)	Amendment No. 3 to Sub-Investment Advisory Agreement, dated as of January 1, 2007, among Registrant, Glenmede Advisers, Inc., Glenmede Investment Management, LP, Philadelphia International Advisors LP relating to International Portfolio is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 44.

(28)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value (formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44.

(29)	Contractual Fee Waiver Agreement, dated February 15, 2007, between Registrant and Glenmede Investment Management LP relating to the Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 44.

	(30)	Contractual Fee Waiver Agreement, dated February 20, 2008, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 45.

	(31)	Contractual Fee Waiver Agreement, dated February 3, 2010, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(31) of Post Effective Amendment No. 48.

	(32)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post Effective Amendment No. 50.

	(33)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Emerging Markets Fund to be filed by post-effective amendment.

	(34)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Small Cap Fund to be filed by post-effective amendment.

	(35)	Contractual Fee Waiver Agreement, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(e)	(1)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, Inc. and Glenmede Investment Management LP is incorporated by herein by reference to Exhibit (e)(1) of Post Effective Amendment No. 46.

	(2)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, LLC and Philadelphia International Advisors LP is incorporated by herein by reference to Exhibit (e)(2) of Post Effective Amendment No. 46.

	(3)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, Inc. and Glenmede Investment Management LP adding the Secured Options Portfolio, is incorporated by reference to Exhibit (e)(3) of Post Effective Amendment No. 50.

	(4)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, Inc. and Philadelphia International Advisors LP adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(f)		Not Applicable.

(g)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33.

	(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

	(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

	(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

	(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43.

	(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

	(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 37.

	(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 43.

	(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated by reference to Exhibit (g)(9) of Post Effective Amendment No. 50.

	(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated by reference to Exhibit (g)(10) of Post Effective Amendment No. 50.

	(11)	Fourth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

	(12)	Fourth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43.

(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 43.

(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43.

(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43.

(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 45.

(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45.

(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective No. 47.

(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(11) of Post-Effective No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated by reference to Exhibit (h)(12) of Post Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated by reference to Exhibit (h)(13) of Post Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated by reference to Exhibit (h)(14) of Post Effective Amendment No. 50.

(15)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, to be filed by post effective amendment.

(16)	Fourth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(17)	Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging

Markets Fund and Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

	(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 29.

	(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 36.

	(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 42.

	(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(5) of Post Effective Amendment No. 50.

	(6)	Opinion of Counsel as to Legality of Securities Being Registered to be filed by amendment.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herein as Exhibit (j)(1).

(j)	(2)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)		Not Applicable.

(l)	(1)	Purchase Agreement, dated December 28, 1999, between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (1)(3) of Post-Effective Amendment No. 31.

	(2)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

	(3)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l)(3) of Post Effective Amendment No. 43.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated by reference to Exhibit (l)(4) of Post Effective Amendment No. 50.

	(5)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Emerging Markets Fund, to be filed by post-effective amendment.

	(6)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Small Cap Fund, to be filed by post-effective amendment.

(m)		Not Applicable.

(n)		Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 8, 2010 is filed herein as Exhibit (n).

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 46.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to as Exhibit (p)(2) of Post-Effective Amendment No. 46.

	(3)	Amended Personal Trading Guidelines of Philadelphia International Advisors LP as Advisor to the Philadelphia International Fund and Sub-Advisor to the International Portfolio is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 42.

(q)	(1)	Powers of Attorney for H. Franklin Allen, Ph.D., Willard S. Boothby, Jr., Susan W. Catherwood, William L. Cobb, Jr., Gail E. Keppler, Francis J. Palamara, G. Thompson Pew, Jr. and Harry Wong are incorporated herein by reference to Exhibit (q)(1) of Post-Effective No. 47.
Item 29. Persons Controlled by or Under Common Control with Registrant
Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.
Item 30. Indemnification
Reference is made to Article Ten of the Registrant’s Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Advisor
(a) Glenmede Investment Management LP.
Reference is made to the caption of “Investment Advisors” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2007, as well as the capacity in which such person was connected.

Name and Position with
Glenmede Investment	Business Address	Connection with
Management LP	of other Company	other Company

Gordon B. Fowler Chief Investment Officer	The Glenmede Trust Company, N.A.	President, Chief Executive Officer and Chief Investment Officer

Mary Ann B. Wirts Chief Administrative Officer	The Glenmede Trust Company, N.A.	First Vice President and Chief Administrative Officer
	Woodmere Art Museum National	Secretary/Board Member
	Society of Colonial Dames	Asst. Treasurer/Board Member
	Morris Animal Refuge Endowment Fund	Trustee
	The Acorn Club	Assistant Treasurer/Board Member

James R. Belanger Corporate Counsel	The Glenmede Trust Company, N.A.	Senior Vice President, Corporate Counsel and Managing Director of Business Assurance
	Rittenhouse Square Indemnity, Ltd.	Officer/Board Member
	Tilton Family Trust	Co-Trustee
	Louis Tilton Rev. Trust	Co-Trustee
	United Way Fund Distribution Committee	Member

Peter Zuleba Director of Equity Management	The Glenmede Trust Company, N.A.	Senior Vice President and Director of Equity Management

Michael C. Crow Portfolio Manager, Fixed Income	The Glenmede Trust Company, N.A.	Vice President

Laura LaRosa Director of Fixed Income Management	The Glenmede Trust Company, N.A.	First Vice President and Director of Fixed Income

Stacey S. Zelten Relationship Manager Client Service	The Glenmede Trust Company, N.A.	Vice President

Adam Douberly Portfolio Manager, Equity	The Glenmede Trust Company, N.A.	Investment Officer

Sean Heron Portfolio Manager	The Glenmede Trust Company, N.A	Vice President

Alexander R. Atanasiu Research Analyst, Equity	The Glenmede Trust Company, N.A	Investment Officer

Name and Position with
Glenmede Investment	Business Address	Connection with
Management LP	of other Company	other Company

Marlene Timberlake D’Adamo Chief Compliance Officer	The Glenmede Trust Company, N.A.	Vice President
(b)	Philadelphia International Advisors, LP
Reference is made to the caption of “Investment Advisors” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.
Set forth below is a list of all of the senior officers of Philadelphia International Advisors LP and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2007, as well as the capacity in which such person was connected.

Name and Position with
Philadelphia International	Business Address	Connection with
Advisors LP	of other Company	other Company

Andrew B. Williams President, Chief Executive Officer and Chief Investment Officer	Germantown Friends School	Treasurer

	Wilma Theatre	Board Member
Item 32. Principal Underwriters
(a)	In addition to The Glenmede Fund, Inc., Quasar Distributors, LLC (“Quasar Distributors”) currently acts as distributor for The Glenmede Portfolios. Quasar Distributors also acts as principal underwriter for the following investment companies:

Academy Funds Trust	Fund X Funds	Neimann Tactical Return Fund
ActivePassive Funds	Geneva Advisors Funds	Nuance Funds
Akre Funds	Gerstein Fisher Funds	O’Shaughnessy Funds
Akros Absolute Return Fund	Glenmede Fund, Inc.	Osterweis Funds
Al Frank Funds	Glenmede Portfolios	Performance Trust Mutual Funds
Allied Asset Advisors Funds	Greenspring Fund	Perkins Capital Management
Alpine Equity Trust	Grubb & Ellis	Permanent Portfolio Funds
Alpine Income Trust	Guinness Atkinson Funds	Perritt Opportunities Funds
Alpine Series Trust	Harding Loevner Funds	Phocas Financial Funds
American Trust	Hennessy Funds, Inc	PIA Funds
Appleton Group	Hennessy Mutual Funds, Inc.	PineBridge Funds
Artio Global Funds	Hodges Funds	Poplar Forest Partners Fund
Ascentia Funds	Hotchkis and Wiley Funds	Portfolio 21
Balance Sheet Funds	Huber Funds	Primecap Odyssey Funds
Barrett Growth Fund	Intrepid Capital Management	Prospector Funds
Boston Common Funds	Jacob Funds Inc.	Purisima Funds
Brandes Investment Trust	Jensen Funds	Quaker Investment Trust
Brandywine Blue Funds, Inc.	Keystone Mutual Funds	Rainier Funds
Bridges Investment Fund, Inc.	Kiewit Investment Fund L.L.L.P.	RBC Funds Trust

Bright Rock Funds	Kirr Marbach Partners Funds, Inc	Schooner Investment Group
Brown Advisory Funds	LKCM Funds	SCS Financial Funds
Buffalo Funds	Marketfield Funds	Smead Value Fund
CAN SLIM Select Growth Fund	Mariner Funds	Snow Fund
Capital Advisors Funds	Marquette Fund	Stephens Management Co.
Chase Funds	Masters’ Select Fund Trust	Teberg Fund
Classic Advisor Funds	Matrix Asset Advisors, Inc.	Thompson Plumb (TIM)
Cogo Wolf Funds	McCarthy Fund	Thunderstorm Mutual Funds
Coldstream Funds	Monetta Fund, Inc.	TIFF Investment Program, Inc.
Congress Funds	Monetta Trust	Tygh Capital Management
Cookson Peirce	Morgan Dempsey Funds	USA Mutuals Funds
The Cushing MLP Funds	MP63 Fund	Villere Fund
Country Funds	Muhlenkamp (Wexford Trust)	Wall Street Fund
Davidson Funds	Newgate Capital	WBI Funds
Doubleline Funds	Nicholas Funds	Windowpane Advisors, LLC
DSM Capital Funds		Winslow Green Mutual Funds.
Edgar Lomax Value Fund		Wisconsin Capital Funds, Inc
Empiric Funds, Inc.		WY Funds
Evermore Global Investors Trust
FIMCO Funds
First American Funds, Inc.
First Amer Investment Funds, Inc
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
(b)	Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.
CRD # on Form BD
103848
(c)	Not applicable
Item 33. Location of Accounts and Records
     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:
(1)	Glenmede Investment Management LP One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, Pennsylvania 19103 (records relating to its functions as investment advisor)

(2)	Philadelphia International Advisors LP
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103
(records relating to its functions as investment advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund, Philadelphia International Small Cap Fund, and sub-investment advisor to the International Portfolio)

(3)	State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent, securities lending agent and short sales lending agent)

(4)	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202 (records relating to its functions as distributor)

(5)	Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, Pennsylvania 19103-6996 (Registrant’s minute books)
Item 34. Management Services
Not applicable.
Item 35. Undertakings
(a)	Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 51 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 15h day of October, 2010.

THE GLENMEDE FUND, INC.
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer (Chief Executive Officer and Chief Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement had been signed below by the following persons in the capacities indicated on the 15th day of October, 2010.

Signature	Title	Date

*	Chairman	October 15, 2010
G. Thompson Pew, Jr.

/s/ Mary Ann B. Wirts	President	October 15, 2010
Mary Ann B. Wirts	(Chief Executive Officer) and Treasurer (Chief Financial Officer)

*	Director	October 15, 2010
H. Franklin Allen, Ph.D.

*	Director	October 15, 2010
Willard S. Boothby, Jr

*	Director	October 15, 2010
Susan W. Catherwood

*	Director	October 15, 2010
William L. Cobb, Jr.

*	Director	October 15, 2010
Gail E. Keppler

Signature	Title	Date

*	Director	October 15, 2010
Francis J. Palamara

*	Director	October 15, 2010
Harry Wong

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX
Exhibit No.

(a)	(36)	Form of Articles Supplementary

(j)	(1)	Consent of Drinker Biddle & Reath LLP

(n)		Amended and Restated Plan Pursuant to 18f-3 for Operation of a Multi-Class System